EQUITY - Authorized Capitalization (Details) - shares	Dec. 31, 2021	Dec. 31, 2020
Class of Stock [Line Items]
Common stock outstanding (in shares)	61,925,075	58,392,040
Company Stock, Economic Ownership in Affiliate	100.00%	100.00%
Common Class A
Class of Stock [Line Items]
Common stock outstanding (in shares)	36,225,611	32,392,576
Company Stock, Economic Ownership in Affiliate	58.50%	55.50%
Common Class B
Class of Stock [Line Items]
Common stock outstanding (in shares)	25,699,464	25,999,464
Company Stock, Economic Ownership in Affiliate	41.50%	44.50%